UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Compass Capital Management Inc.
Address: 706 Second Avenue South, Ste 400

         Minneapolis, MN  55402

13F File Number:  28-05098

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David M. Carlson
Title:     Principal/Founder
Phone:     612- 338-4051

Signature, Place, and Date of Signing:

     /s/  David M. Carlson     Minneapolis, MN     May 14, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     51

Form13F Information Table Value Total:     147717


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                               TITLE
                               OF                            VALUE  SHARES/ SH/ PUT/  INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER                 CLASS                CUSIP (x$1000)  PRN AMT PRN CALL  DSCRETN MANAGERS        SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ----- ------- ----------- -------- -------- --------
ADC Telecomm  Inc              COM              000886101     4086   480730 SH        Sole                       0        0   480730
American Int'l Group           COM              026874107      300     3727 SH        Sole                       0        0     3727
ATS Medical Inc                COM              002083103      154    16000 SH        Sole                       0        0    16000
Bellsouth Corp                 COM              079860102      286     7000 SH        Sole                       0        0     7000
Bemis Co                       COM              081437105     5170   156245 SH        Sole                       0        0   156245
Biomet Inc                     COM              090613100     5842   148310 SH        Sole                       0        0   148310
BP Amoco PLC                   COM              055622104      346     6974 SH        Sole                       0        0     6974
Bristol-Myers Squibb Co        COM              110122108     4859    81807 SH        Sole                       0        0    81807
Cardinal Health Inc            COM              14149Y108     5532    57175 SH        Sole                       0        0    57175
Chevron Corp                   COM              166751107      310     3529 SH        Sole                       0        0     3529
Coca-Cola Co                   COM              191216100      308     6830 SH        Sole                       0        0     6830
Computer Assoc Int'l Inc       COM              204912109     4617   169742 SH        Sole                       0        0   169742
Computer Sciences Corp         COM              205363104     2611    80720 SH        Sole                       0        0    80720
Conagra Foods Inc              COM              205887102     8293   454645 SH        Sole                       0        0   454645
Dodge & Cox Stock Fund         EQ MF            256219106     1953    20385 SH        Sole                       0        0    20385
Dreyfus Appreciation           EQ MF            261970107     1990    52019 SH        Sole                       0        0    52019
Electronic Data Systems Corp   COM              285661104     4668    83574 SH        Sole                       0        0    83574
Enron Corp                     COM              293561106      353     6074 SH        Sole                       0        0     6074
Exxon Mobil Corp               COM              30231g102     1094    13500 SH        Sole                       0        0    13500
Fannie Mae                     COM              313586109      299     3760 SH        Sole                       0        0     3760
Federal Signal Corp            COM              313855108     4677   239500 SH        Sole                       0        0   239500
Franklin Resources Inc         COM              354613101     4707   120345 SH        Sole                       0        0   120345
General Electric Corp          COM              369604103      552    13180 SH        Sole                       0        0    13180
Harbor Capital Appreciation    EQ MF            411511504     1913    64260 SH        Sole                       0        0    64260
Harbor International Fund      EQ MF            411511306      624    19914 SH        Sole                       0        0    19914
Hewlett-Packard Corp           COM              428236103     4922   157395 SH        Sole                       0        0   157395
Home Depot Inc                 COM              437076102     4939   114602 SH        Sole                       0        0   114602
Illinois Tool Works            COM              452308109     4722    83083 SH        Sole                       0        0    83083
Intel Corp                     COM              458140100      262     9960 SH        Sole                       0        0     9960
International Business Machine COM              459200101      595     6183 SH        Sole                       0        0     6183
Lucent Technologies Inc        COM              549463107      176    17650 SH        Sole                       0        0    17650
McDonald's Corp                COM              580135101     4916   185170 SH        Sole                       0        0   185170
Medtronic Inc                  COM              585055106     5297   115815 SH        Sole                       0        0   115815
Merck & Co   Inc               COM              589331107     4927    64915 SH        Sole                       0        0    64915
Mutual Beacon                  EQ MF            628380305     1977   143672 SH        Sole                       0        0   143672
Pall Corp                      COM              696429307     4635   211428 SH        Sole                       0        0   211428
Pfizer Inc                     COM              717081103      454    11078 SH        Sole                       0        0    11078
Reuters Holdings PLC (ADR)     COM              76132M102     3425    45825 SH        Sole                       0        0    45825
Royce Premier                  EQ MF            780905600     2131   228900 SH        Sole                       0        0   228900
Sherwin-Williams Co            COM              824348106     5147   202010 SH        Sole                       0        0   202010
Sigma-Aldrich                  COM              826552101     5418   113170 SH        Sole                       0        0   113170
State Street Corp              COM              857477103     3837    41085 SH        Sole                       0        0    41085
Sysco Corp                     COM              871829107     5147   194140 SH        Sole                       0        0   194140
Target Corp                    COM              87612e106      583    16150 SH        Sole                       0        0    16150
Tellabs Inc                    COM              879664100     4429   108862 SH        Sole                       0        0   108862
Valspar Corp                   COM              920355104     1166    40640 SH        Sole                       0        0    40640
Vanguard Index 500             EQ MF            922908108     4994    46638 SH        Sole                       0        0    46638
Vanguard International Growth  EQ MF            921910204      605    36417 SH        Sole                       0        0    36417
Veritas Software Corp          COM              923436109      524    11331 SH        Sole                       0        0    11331
Wal-Mart Stores Inc            COM              931142103     4808    95203 SH        Sole                       0        0    95203
Wasatch Small Cap Growth Fund  EQ MF            936772102     2137    86217 SH        Sole                       0        0    86217
